Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.	Basis of Presentation and General Information

PYXIS TANKERS INC. (“Pyxis”) was formed as a corporation under the laws of the Republic of Marshall Islands on March 23, 2015, for the purpose of acquiring from entities under common control 100% ownership interest in six vessel-owning companies, SECONDONE CORP. (“Secondone”), THIRDONE CORP. (“Thirdone”), FOURTHONE CORP. (“Fourthone”), SIXTHONE CORP. (“Sixthone”), SEVENTHONE CORP. (“Seventhone”) and EIGHTHONE CORP. (“Eighthone”), (collectively the “Vessel-owning companies”). All of the Vessel-owning companies were established under the laws of the Republic of Marshall Islands and are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Secondone	05/23/2007	Northsea Alpha	8,615	2010	05/28/2010
Thirdone	05/23/2007	Northsea Beta	8,647	2010	05/25/2010
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Sixthone	01/15/2010	Pyxis Delta	46,616	2006	03/04/2010
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015

The accompanying unaudited interim consolidated financial statements include the accounts of Pyxis and its Vessel-owning companies (collectively the “Company”) as discussed above as of December 31, 2016 (audited) and September 30, 2017 and for the nine–month periods ended September 30, 2016 and 2017.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2017. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2016, included in the Company’s Annual Report on Form 20-F filed with the SEC on March 28, 2017 (the “Annual Report”).

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of Marshall Islands, which is beneficially owned by Mr. Valentios (“Eddie”) Valentis, the Company’s Chairman, Chief Executive Officer and Class I Director, provides certain ship management services to the Vessel-owning companies, as discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM continues by its terms until it is terminated by either party. The ship-management agreements can be cancelled by the Company for any reason at any time upon three months’ advance notice, but neither party can cancel the agreement, other than for specified reasons, until 18 months after the initial effective date of the ship-management agreement.

In September 2010, Secondone and Thirdone entered into commercial management agreements with NORTH SEA TANKERS BV (“NST”), an unrelated company established in the Netherlands. Pursuant to these agreements, NST provided chartering services to Northsea Alpha and Northsea Beta. On March 16, 2016 and on June 28, 2016, the Company sent notices of termination of the commercial management agreements between NST and Thirdone and Secondone, respectively. In June 2016 and November 2016, Maritime assumed full commercial management of the Northsea Beta and the Northsea Alpha, respectively.

As of September 30, 2017, Mr. Valentis beneficially owned approximately 93.3% of the Company’s common stock. After taking into consideration the transactions discussed in Note 8 below, Mr. Valentis’ ownership decreased to 81.5%.